Certain Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Aug. 31, 2022
Certain Transactions [Line Items]
Loss from Equity Method Investments	$ 0	$ 1,668,000
Contingent consideration	185,000	(506,000)
Payments to Acquire Intangible Assets	668,000	485,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	33,900,000
Marketable Equity Investment Member
Certain Transactions [Line Items]
Other Restricted Assets, Current	12,900,000		$ 22,900,000
UltiMaker
Certain Transactions [Line Items]
Equity method investment	$ 0			$ 105,600,000
Percentage ownership				46.50%
Loss from Equity Method Investments		$ 1,700,000